LEASES (Details 3) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Depreciation of right-of-use assets	€ 524	€ (242)
Lease Finance Interest	188	105
Operating expenses (short term and low-value leases)	32	(234)
Total	744	(581)
Lease Finance Interest	€ (188)	€ (105)